Dispositions, Assets Held for Sale and Discontinued Operations (Details) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Real property dispositions:
Property dispositions			$ 184,382,000	$ 186,713,000	$ 185,501,000
Add: Gain on sales of real property	26,184,000	56,380,000	36,115,000	43,394,000	163,933,000
Land America settlement					2,500,000
Extinguishment of other assets (liabilities)					(116,000)
Seller financing on sales of real property			(1,470,000)	(6,100,000)	(64,771,000)
Proceeds from sales of real property			219,027,000	224,007,000	287,047,000
Revenues:
Rental income			38,753,000	59,304,000	82,913,000
Other income				8,059,000
Expenses:
Interest expense			7,779,000	11,176,000	19,684,000
Property operating expenses			5,662,000	4,964,000	5,566,000
Provision for depreciation			13,288,000	21,628,000	31,711,000
Income (loss) from discontinued operations, net			12,024,000	29,595,000	25,952,000
Senior housing facilities [Member]
Real property dispositions:
Property dispositions			3,438,000	55,320,000	163,622,000
Senior housing facilities [Member] | Senior Housing Triple Net [Member]
Real property dispositions:
Property dispositions			3,438,000	55,320,000	163,622,000
Skilled nursing facilities [Member]
Real property dispositions:
Property dispositions			166,852,000	45,835,000	6,290,000
Skilled nursing facilities [Member] | Senior Housing Triple Net [Member]
Real property dispositions:
Property dispositions			166,852,000	45,835,000	6,290,000
Hospitals [Member]
Real property dispositions:
Property dispositions				40,841,000	8,735,000
Hospitals [Member] | Medical Facilities [Member]
Real property dispositions:
Property dispositions				40,841,000	8,735,000
Medical office buildings [Member]
Real property dispositions:
Property dispositions			14,092,000	44,717,000	6,781,000
Medical office buildings [Member] | Medical Facilities [Member]
Real property dispositions:
Property dispositions			14,092,000	44,717,000	6,781,000
Land parcels [Member]
Real property dispositions:
Property dispositions					73,000
Senior Housing Triple Net [Member]
Real property dispositions:
Property dispositions			170,290,000	101,155,000	169,985,000
Add: Gain on sales of real property			36,274,000	32,084,000	151,457,000
Land America settlement					2,500,000
Seller financing on sales of real property				(6,100,000)	(59,649,000)
Proceeds from sales of real property			206,564,000	133,239,000	264,293,000
Medical Facilities [Member]
Real property dispositions:
Property dispositions			14,092,000	85,558,000	15,516,000
Add: Gain on sales of real property			(159,000)	11,310,000	12,476,000
Extinguishment of other assets (liabilities)					(116,000)
Seller financing on sales of real property			(1,470,000)		(5,122,000)
Proceeds from sales of real property			$ 12,463,000	$ 90,768,000	$ 22,754,000